OTHER INCOME (EXPENSE)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 10 - OTHER INCOME (EXPENSE)

We incurred a loss on asset purchase of Cellular Miami Beach of $240,007,725 for March 31, 2015. This is a result of 60 preferred shares and $25,000 note payable issued and payable to the seller. the preferred shares have no fair value, but are convertible into common stock at a ratio of 1 preferred share to 1,000,000 common shares.  At the current stock price of $4.00 this represents a total of $240,025,000. As $17,275 in assets were acquired, this resulted in the $240,007,725 loss.

In connection with a change of control during April 2014, the company entered into several agreements to settle amounts owed on outstanding accounts payable resulting in a gain on forgiveness of debt totaling $75,971.

In connection with an unsuccessful business acquisition, during the nine months ended June 30, 2013 the company recorded a gain on forgiveness of debt in the amount of $19,826.